Financial structure and financial costs - Hedging instruments and hedged items by strategy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bonds | Interest Rate Swap | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	5,000	6,767	8,063
Carrying amount of hedging instruments assets		$ 303	$ 527
Carrying amount of hedging instruments liabilities	$ (151)	(36)	(15)
Carrying amount of hedged items liabilities	(4,892)	(7,037)	(8,586)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 108	$ (837)	$ (1,136)
Bonds | Interest Rate Swap | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	12,782	12,782	12,781
Carrying amount of hedging instruments assets	$ 815
Carrying amount of hedging instruments liabilities	$ (2)	$ (736)	$ (1,441)
Bonds | Cross Currency Swaps | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	7,029	9,566	11,011
Carrying amount of hedging instruments assets		$ 154	$ 836
Carrying amount of hedging instruments liabilities	$ (1,124)	(382)	(211)
Carrying amount of hedged items liabilities	(5,982)	(8,865)	(11,109)
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ 1,047	$ 701	$ (98)
Bonds | Cross Currency Swaps | Cash flow hedge
Hedging instruments and hedged items by hedging strategy
Nominal amount of hedging instruments	17,511	17,511	17,511
Carrying amount of hedging instruments assets		$ 372	$ 1,856
Carrying amount of hedging instruments liabilities	$ (2,731)	(660)	(32)
End of hedging (before 2018) | Hedging of financial debt (Fair value hedge)
Hedging instruments and hedged items by hedging strategy
Cumulative FVH adjustments included in the carrying amount of the hedged items liabilities	$ (8)	$ (27)	$ (47)